Share-based Compensation - Summary of Changes in Simple and Performance Warrants (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	165,820	259,420
Forfeited | shares	(74,640)	(82,400)
Expired | shares	(24,480)	(11,200)
Ending balance | shares	66,700	165,820
Weighted average exercise price, beginning balance | $ / shares	$ 46.91	$ 48.6
Weighted average exercise price, Forfeited | $ / shares	63.86	57.77
Weighted average exercise price, Expired | $ / shares	14.68	6.25
Weighted average exercise price, ending balance | $ / shares	$ 39.77	$ 46.91
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	123,200	138,720
Forfeited | shares	(52,800)	(15,520)
Expired | shares	(16,000)
Ending balance | shares	54,400	123,200
Weighted average exercise price, beginning balance | $ / shares	$ 42.26	$ 41.77
Weighted average exercise price, Forfeited | $ / shares	54.55	37.86
Weighted average exercise price, Expired | $ / shares	14.07	0
Weighted average exercise price, ending balance | $ / shares	$ 38.62	$ 42.26